VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

April 11, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Voya Separate Portfolios Trust (“Registrant”)
SEC File Nos. 333-141111; 811-22025

Ladies and Gentlemen:

On behalf of Voya Separate Portfolios Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated March 21, 2017, to the Prospectuses for Voya Investment Grade Credit Fund and Voya Securitized Credit Fund.

The purpose of the filing is to submit the 497(e) filing dated March 21, 2017 in XBRL for Voya Investment Grade Credit Fund and Voya Securitized Credit Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Very truly yours,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management

Attachment

cc:	Huey P. Falgout, Jr., Esq.
Voya Investments, LLC

Elizabeth J. Reza
Ropes & Gray LLP